Credit Facilities (Details) - Schedule of long-term bank borrowings - Long-term Debt [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less: current maturities	$ (269,009)
Non-current maturities	$ 179,339
Postal Savings Bank of China Co Ltd [Member]
Debt Instrument [Line Items]
Debt instrument, term	From August 26, 2021 to August 26, 2023
Debt instrument weighted average interest rate	9.00%
Debt instrument, description	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.
Debt instrument paid off
Total	$ 448,348